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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------

Check here if Amendment [  ]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC (1)
Address: 888 Seventh Avenue, Suite 1504
         New York, NY  10019

13F File Number:  028-10340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     (212) 621-8771

Signature, Place, and Date of Signing:

/s/ Eamon Smith                New York, NY              August 15, 2005
--------------------        --------------------         -----------------
   [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


(1)  Mr. Eric Semler is the managing member of TCS Capital Management, LLC.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                 -----------

Form 13F Information Table Entry Total:                   45
                                                 -----------

Form 13F Information Table Value Total:          $ 1,466,866
                                                 -----------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                        FORM 13F
                                                TCS Capital Management, LLC
                                                Quarter Ended June 30, 2005


                                                                                                             VOTING AUTHORITY
                   TITLE                       VALUE        SHARES/                                       --------------------------
                   OF                          (X           PRN       SH/     PUT/  INVSTMT   OTHER
NAME OF ISSUER     CLASS        Cusip          $1000)       AMT       PRN     CALL  DISCRETN  MANAGERS    SOLE        SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECH-       COM          00971T101      13,130      1,000,000  SH            SOLE                  1,000,000
NOLOGIES INC
------------------------------------------------------------------------------------------------------------------------------------
ALAMOSA            COM          011589108      32,789      2,358,900  SH            SOLE                  2,358,900
HLDGS INC
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL             COM          020039103      35,033        562,500  SH            SOLE                    562,500
CORP
------------------------------------------------------------------------------------------------------------------------------------
APPLE              COM          037833100      29,448        800,000  SH            SOLE                    800,000
COMPUTER INC
------------------------------------------------------------------------------------------------------------------------------------
AZTAR CORP         COM          054802103      38,833      1,133,800  SH            SOLE                  1,133,800
------------------------------------------------------------------------------------------------------------------------------------
CNET               COM          12613R104      11,364        968,000  SH            SOLE                    968,000
NETWORKS INC
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION        CL A NY      12686C109      73,864      2,293,900  SH            SOLE                  2,293,900
SYS CORP           CABLVS
------------------------------------------------------------------------------------------------------------------------------------
CENTRAL            CL A NEW     G20045202      82,734      1,710,089  SH            SOLE                  1,710,089
EUROPEAN
MEDIA ENTRP
------------------------------------------------------------------------------------------------------------------------------------
CONVERA CORP       CL A         211919105       2,846        581,944  SH            SOLE                    581,944
------------------------------------------------------------------------------------------------------------------------------------
COX RADIO INC      CL A         224051102      22,381      1,421,000  SH            SOLE                  1,421,000
------------------------------------------------------------------------------------------------------------------------------------
DIGITAL RIV INC    COM          25388B104      17,424        548,800  SH            SOLE                    548,800
------------------------------------------------------------------------------------------------------------------------------------
DIGITAS INC        COM          25388K104      18,628      1,632,617  SH            SOLE                  1,632,617
------------------------------------------------------------------------------------------------------------------------------------
DOBSON COMMU-      CL A         256069105      31,758      7,455,013  SH            SOLE                  7,455,013
NICATIONS CORP
------------------------------------------------------------------------------------------------------------------------------------
EMMIS COMMU-       CL A         291525103      17,552        993,300  SH            SOLE                    993,300
NICATIONS CORP
------------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV         COM          36866W106      10,594      2,951,100  SH            SOLE                  2,951,100
GUIDE INTL INC
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC         CL A         38259P508      64,713        220,000  SH            SOLE                    220,000
------------------------------------------------------------------------------------------------------------------------------------
HOMESTORE INC      COM          437852106      14,472      7,129,113  SH            SOLE                  7,129,113
------------------------------------------------------------------------------------------------------------------------------------
ISLE OF CAPRI      COM          464592104      15,172        579,100  SH            SOLE                    579,100
CASINOS INC
------------------------------------------------------------------------------------------------------------------------------------
JAMDAT MOBILE      COM          47023T100      10,089        364,500  SH            SOLE                    364,500
INC
------------------------------------------------------------------------------------------------------------------------------------
KNIGHT RIDDER      COM          499040103      16,831        274,391  SH            SOLE                    274,391
INC
------------------------------------------------------------------------------------------------------------------------------------
MCCLATCHY CO       CL A         579489105      16,458        251,500  SH            SOLE                    251,500
------------------------------------------------------------------------------------------------------------------------------------
MEDIACOM COMMU-    CL A         58446K105       9,649      1,404,500  SH            SOLE                  1,404,500
NICATIONS CORP
------------------------------------------------------------------------------------------------------------------------------------
MIVA INC           COM          55311R108       7,969      1,717,375  SH            SOLE                  1,717,375
------------------------------------------------------------------------------------------------------------------------------------
MONSTER WORLD-     COM          611742107      13,078        456,000  SH            SOLE                    456,000
WIDE INC
------------------------------------------------------------------------------------------------------------------------------------
NETRATINGS INC     COM          64116M108      45,716      3,361,484  SH            SOLE                  3,361,484
------------------------------------------------------------------------------------------------------------------------------------
NETFLIX COM INC    COM          64110L106      42,924      2,615,700  SH            SOLE                  2,615,700
------------------------------------------------------------------------------------------------------------------------------------

                                                        FORM 13F
                                                TCS Capital Management, LLC
                                                Quarter Ended June 30, 2005


                                                                                                             VOTING AUTHORITY
                   TITLE                       VALUE        SHARES/                                       --------------------------
                   OF                          (X           PRN       SH/     PUT/  INVSTMT   OTHER
NAME OF ISSUER     CLASS        Cusip          $1000)       AMT       PRN     CALL  DISCRETN  MANAGERS    SOLE        SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL PARTNERS    CL A         65333F107      49,132      1,952,000  SH            SOLE                  1,952,000
INC
------------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA INC       COM          74157K101      34,217      8,448,700  SH            SOLE                  8,448,700
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNI-       COM          78388J106      33,975      2,516,700  SH            SOLE                  2,516,700
CATIONS CORP
------------------------------------------------------------------------------------------------------------------------------------
SHOPPING COM       SHS          M8405Q102      58,380      2,800,000  SH            SOLE                  2,800,000
LTD
------------------------------------------------------------------------------------------------------------------------------------
SINA CORP          ORD          G81477104      29,049      1,041,200  SH            SOLE                  1,041,200
------------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE   COM          82966U103      30,705      4,738,500  SH            SOLE                  4,738,500
RADIO INC
------------------------------------------------------------------------------------------------------------------------------------
SONY CORP          ADR NEW      835699307       4,760        138,200  SH            SOLE                    138,200
------------------------------------------------------------------------------------------------------------------------------------
SPECTRASITE INC    COM          84761M104      76,990      1,034,400  SH            SOLE                  1,034,400
------------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP        COM FON      852061100      75,922      3,025,999  SH            SOLE                  3,025,999
------------------------------------------------------------------------------------------------------------------------------------
TAKE-TWO INTER-    COM          874054109      24,330        956,000  SH            SOLE                    956,000
ACTIVE SOFTWAR
------------------------------------------------------------------------------------------------------------------------------------
TELEWEST GLOBAL    COM          87956T107      63,105      2,770,200  SH            SOLE                  2,770,200
INC
------------------------------------------------------------------------------------------------------------------------------------
TIM HELLAS         ADR          88706Q104      83,849      4,420,091  SH            SOLE                  4,420,091
TELECOMM SA
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES      COM          911684108      55,428      1,109,900  SH            SOLE                  1,109,900
CELLULAR CORP
------------------------------------------------------------------------------------------------------------------------------------
US UNWIRED INC     COM          90338R104      18,304      3,145,000  SH            SOLE                  3,145,000
------------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC       COM          92343E102      20,543        714,300  SH            SOLE                    714,300
------------------------------------------------------------------------------------------------------------------------------------
WARNER MUSIC       COM          934550104      26,920      1,661,700  SH            SOLE                  1,661,700
GROUP CORP
------------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE       CL A         983759101      34,333      1,020,000  SH            SOLE                  1,020,000
RADIO HLDGS INC
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC          COM          984332106      45,565      1,315,000  SH            SOLE                  1,315,000
------------------------------------------------------------------------------------------------------------------------------------
YOUNG BROAD-       CL A         987434107       5,910      1,424,029  SH            SOLE                  1,424,029
CASTING INC
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 45 DATA RECORDS                   $1,466,866

         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED